Large Cap Blend Portfolio Expense Example - Large Cap Blend Portfolio - Large Cap Blend Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	$ 1,002